Commitments - Schedule of Contractual Obligations (Details)	Dec. 31, 2025 USD ($)
Schedule of Contractual Obligations [Abstract]
Operating lease commitments under lease agreements, Total	$ 6,381
Operating lease commitments under lease agreements, 2025	5,599
Operating lease commitments under lease agreements, 2026	$ 782